Portfolio of Investments

March 31, 2019 (unaudited)

EAFE Fund

	Shares	Value
COMMON STOCKS — 97.8%
ARGENTINA — 2.3%
MercadoLibre, Inc.*	120,575	$61,219,545

AUSTRIA — 0.5%
ams AG*	498,284	13,469,897

BELGIUM — 2.2%
Umicore SA	1,294,218	57,602,665

CHINA — 16.9%
Alibaba Group Holding Ltd. ADR*	664,016	121,149,719
Baidu, Inc. ADR*	395,642	65,221,584
Meituan Dianping, Class B *	2,275,900	15,382,723
NIO, Inc. ADR*	2,196,750	11,203,425
Ping An Insurance Group Co. of China Ltd., Class H	3,049,500	34,331,937
TAL Education Group ADR ADR*	1,481,146	53,439,748
Tencent Holdings Ltd.	3,160,100	145,326,040
		446,055,176
DENMARK — 4.0%
Ambu A/S, Class B	823,519	21,849,434
Chr. Hansen Holding A/S	159,252	16,164,719
Genmab A/S*	286,285	49,675,507
Novozymes A/S, B Shares	394,289	18,133,665
		105,823,325
FRANCE — 8.1%
EssilorLuxottica SA	161,042	17,592,292
Kering	214,114	122,816,882
L’Oreal SA	269,207	72,495,462
		212,904,636
GERMANY — 7.2%
Aixtron SE*	1,102,052	9,945,598
BASF SE	562,693	41,497,012
Delivery Hero SE*	460,018	16,616,090
MorphoSys AG*	177,223	16,159,719
Rocket Internet SE*	662,564	16,847,944
Zalando SE*	2,311,434	90,102,003
		191,168,366
HONG KONG — 5.5%
AIA Group Ltd.	11,485,600	114,853,362
Hong Kong Exchanges & Clearing Ltd.	907,301	31,699,761
		146,553,123
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	455,866	12,947,933

ISRAEL — 2.0%
Wix.com Ltd.*	437,842	52,904,449

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
ITALY — 5.4%
Ferrari NV	1,064,440	$143,006,265

JAPAN — 16.3%
CyberAgent, Inc.	268,900	11,003,506
GMO Payment Gateway, Inc.	289,700	20,660,570
M3, Inc.	4,425,200	74,474,690
Nidec Corp.	362,900	46,209,841
Pan Pacific International Holding Corp.	544,800	36,095,302
Pigeon Corp.	578,500	23,735,142
SBI Holdings, Inc.	914,200	20,443,020
SMC Corp.	140,200	52,849,310
SoftBank Group Corp.	1,231,800	120,071,817
Sysmex Corp.	415,600	25,175,620
		430,718,818
NETHERLANDS — 5.9%
ASML Holding NV	824,823	155,025,986

NORWAY — 0.6%
Schibsted ASA, Class A	156,498	6,151,399
Schibsted ASA, Class B	295,741	10,595,304
		16,746,703
SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	4,918,031	28,100,954
Industria de Diseno Textil SA	2,890,507	84,985,442
		113,086,396
SWEDEN — 6.3%
Alfa Laval AB	799,234	18,367,207
Atlas Copco AB, A Shares	1,824,659	49,085,214
Elekta AB, B Shares	1,427,595	17,782,066
Kinnevik AB, B Shares	1,400,378	36,320,311
Svenska Handelsbanken AB, A Shares	4,253,780	44,911,404
		166,466,202
UNITED KINGDOM — 7.4%
Aston Martin Lagonda Global Holdings PLC*	1,020,447	13,423,786
Fiat Chrysler Automobiles NV*	3,754,048	56,069,570
Ocado Group PLC*	2,574,439	45,965,439
Rolls-Royce Holdings PLC*	6,705,757	78,971,411
		194,430,206
UNITED STATES — 2.4%
Spotify Technology SA*	454,871	63,136,095

Total Common Stocks (Cost $1,498,186,506)		2,583,265,786

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
PREFERRED STOCKS — 0.8%
GERMANY — 0.8%
Sartorius AG 0.39% (Cost $12,780,773)	122,898	$21,121,038
TOTAL INVESTMENTS — 98.6% (Cost $1,510,967,280)		$2,604,386,824
Other assets less liabilities — 1.4%		38,001,064
NET ASSETS — 100.0%		$2,642,387,888

*	Non-income producing security.

ADR	-	American Depositary Receipt.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$61,219,545	$—	$—	$61,219,545
Austria	—	13,469,897	—	13,469,897
Belgium	—	57,602,665	—	57,602,665
China	251,014,476	195,040,700	—	446,055,176
Denmark	—	105,823,325	—	105,823,325
France	—	212,904,636	—	212,904,636
Germany	106,718,093	84,450,273	—	191,168,366
Hong Kong	—	146,553,123	—	146,553,123
India	—	12,947,933	—	12,947,933
Israel	52,904,449	—	—	52,904,449
Italy	—	143,006,265	—	143,006,265
Japan	—	430,718,818	—	430,718,818
Netherlands	—	155,025,986	—	155,025,986
Norway	10,595,304	6,151,399	—	16,746,703
Spain	—	113,086,396	—	113,086,396
Sweden	—	166,466,202	—	166,466,202
United Kingdom	13,423,786	181,006,420	—	194,430,206
United States	63,136,095	—	—	63,136,095
Total Common Stocks	559,011,748	2,024,254,038	—	2,583,265,786
Preferred Stocks
Germany	—	21,121,038	—	21,121,038
Total	$559,011,748	$2,045,375,076	$—	$2,604,386,824

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 96.0%
AUSTRALIA — 4.5%
Cochlear Ltd.	66,216	$8,164,599
SEEK Ltd.	326,848	4,077,479
Treasury Wine Estates Ltd.	394,753	4,190,389
		16,432,467
BRAZIL — 0.7%
Raia Drogasil SA	143,800	2,388,372

CHINA — 5.0%
Alibaba Group Holding Ltd. ADR*	36,082	6,583,161
Baidu, Inc. ADR*	15,289	2,520,392
Ctrip.com International Ltd. ADR*	79,314	3,465,229
JD.com, Inc. ADR*	81,903	2,469,375
Tsingtao Brewery Co., Ltd., Class H	669,943	3,160,695
		18,198,852
DENMARK — 2.3%
Novozymes A/S, B Shares	179,666	8,262,983

FINLAND — 1.4%
Kone Oyj, B Shares	98,033	4,951,493

FRANCE — 2.2%
Legrand SA	119,619	8,008,532

GERMANY — 6.2%
adidas AG	34,654	8,428,633
Bechtle AG	32,285	2,995,388
Infineon Technologies AG	262,130	5,203,939
Zalando SE*	154,840	6,035,818
		22,663,778
HONG KONG — 5.3%
AIA Group Ltd.	1,327,800	13,277,695
Jardine Matheson Holdings Ltd.	41,200	2,572,101
Jardine Strategic Holdings Ltd.	89,600	3,360,881
		19,210,677
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	343,925	3,404,857
MakeMyTrip Ltd.*	63,241	1,745,452
		5,150,309
IRELAND — 1.3%
Kingspan Group PLC	103,566	4,798,947

JAPAN — 22.4%
Denso Corp.	102,800	4,016,319
Kakaku.com, Inc.	190,000	3,660,383
Kao Corp.	74,300	5,864,251
Keyence Corp.	7,000	4,376,365

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
JAPAN (continued)
MS&AD Insurance Group Holdings, Inc.	230,300	$7,016,914
Murata Manufacturing Co., Ltd.	65,400	3,272,942
Nidec Corp.	28,000	3,565,378
Olympus Corp.	500,000	5,439,612
Pigeon Corp.	98,200	4,029,025
Shimano, Inc.	37,500	6,105,636
Shiseido Co., Ltd.	196,200	14,205,831
SMC Corp.	21,600	8,142,262
SoftBank Group Corp.	54,000	5,263,742
Sugi Holdings Co., Ltd.	41,600	1,835,844
Sysmex Corp.	73,900	4,476,608
		81,271,112
NETHERLANDS — 1.4%
ASML Holding NV	26,416	4,964,903

PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	419,935	6,200,522

SINGAPORE — 2.0%
United Overseas Bank Ltd.	396,473	7,397,157

SOUTH AFRICA — 3.0%
Clicks Group Ltd.	273,158	3,487,373
Naspers Ltd., N Shares	31,610	7,366,447
		10,853,820
SPAIN — 2.1%
Industria de Diseno Textil SA	257,185	7,561,643

SWEDEN — 7.0%
Atlas Copco AB, A Shares	87,877	2,363,982
Atlas Copco AB, B Shares	177,748	4,408,581
Epiroc AB, A Shares*	21,971	221,899
Epiroc AB, B Shares*	365,328	3,500,142
Investor AB, B Shares	176,896	7,973,914
Svenska Handelsbanken AB, A Shares	674,483	7,121,191
		25,589,709
SWITZERLAND — 4.1%
Compagnie Financiere Richemont SA	95,118	6,939,174
Schindler Holding AG, Participating Certificates	34,686	7,197,241
u-blox Holding AG*	9,760	741,901
		14,878,316
TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	147,089	6,024,766

UNITED KINGDOM — 15.6%
ASOS PLC*	78,784	3,289,970
Auto Trader Group PLC	1,107,897	7,535,280

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED KINGDOM (continued)
Burberry Group PLC	159,769	$4,072,003
Hargreaves Lansdown PLC	391,270	9,505,481
HomeServe PLC	320,975	4,287,924
Intertek Group PLC	84,154	5,331,124
John Wood Group PLC	572,482	3,784,145
Johnson Matthey PLC	138,141	5,665,067
Jupiter Fund Management PLC	544,852	2,568,241
Rightmove PLC	1,204,764	8,010,876
Weir Group PLC (The)	135,395	2,751,919
		56,802,030
UNITED STATES — 4.7%
Mettler-Toledo International, Inc.*	16,752	12,111,696
Spotify Technology SA*	35,730	4,959,324
		17,071,020
Total Common Stocks (Cost $279,176,858)		348,681,408
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.39% (Cost $4,618,250)	36,047	6,194,975
TOTAL INVESTMENTS — 97.7% (Cost $283,795,108)		$354,876,383
Other assets less liabilities — 2.3%		8,318,584
NET ASSETS — 100.0%		$363,194,967

*	Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$16,432,467	$—	$16,432,467
Brazil	2,388,372	—	—	2,388,372
China	15,038,157	3,160,695	—	18,198,852
Denmark	—	8,262,983	—	8,262,983
Finland	—	4,951,493	—	4,951,493
France	—	8,008,532	—	8,008,532
Germany	6,035,818	16,627,960	—	22,663,778
Hong Kong	—	19,210,677	—	19,210,677
India	5,150,309	—	—	5,150,309
Ireland	—	4,798,947	—	4,798,947
Japan	—	81,271,112	—	81,271,112
Netherlands	—	4,964,903	—	4,964,903
Portugal	—	6,200,522	—	6,200,522
Singapore	—	7,397,157	—	7,397,157
South Africa	3,487,373	7,366,447	—	10,853,820
Spain	—	7,561,643	—	7,561,643
Sweden	—	25,589,709	—	25,589,709
Switzerland	—	14,878,316	—	14,878,316
Taiwan	6,024,766	—	—	6,024,766
United Kingdom	—	56,802,030	—	56,802,030

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$17,071,020	$—	$—	$17,071,020
Total Common Stocks	55,195,815	293,485,593	—	348,681,408
Preferred Stocks
Germany	—	6,194,975	—	6,194,975
Total	$55,195,815	$299,680,568	$—	$354,876,383

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 95.6%
AUSTRALIA — 5.3%
Cochlear Ltd.	87,019	$10,729,661
SEEK Ltd.	427,186	5,329,212
Treasury Wine Estates Ltd.	610,478	6,480,356
		22,539,229
DENMARK — 2.4%
Novozymes A/S, B Shares	221,472	10,185,674

FINLAND — 1.5%
Kone Oyj, B Shares	128,496	6,490,131

FRANCE — 2.3%
Legrand SA	146,133	9,783,654

GERMANY — 7.1%
adidas AG	42,960	10,448,839
Bechtle AG	37,951	3,521,076
Infineon Technologies AG	419,989	8,337,837
Zalando SE*	207,990	8,107,658
		30,415,410
HONG KONG — 5.4%
AIA Group Ltd.	1,498,600	14,985,656
Jardine Matheson Holdings Ltd.	76,200	4,757,138
Jardine Strategic Holdings Ltd.	86,000	3,225,846
		22,968,640
IRELAND — 1.6%
Kingspan Group PLC	145,584	6,745,939

JAPAN — 24.9%
Denso Corp.	138,900	5,426,718
Kakaku.com, Inc.	334,800	6,449,980
Kao Corp.	111,200	8,776,644
Keyence Corp.	6,800	4,251,326
MS&AD Insurance Group Holdings, Inc.	346,300	10,551,269
Murata Manufacturing Co., Ltd.	92,700	4,639,171
Nidec Corp.	35,200	4,482,189
Olympus Corp.	748,200	8,139,836
Pigeon Corp.	113,800	4,669,074
Shimano, Inc.	68,100	11,087,835
Shiseido Co., Ltd.	175,600	12,714,291
SMC Corp.	26,200	9,876,262
SoftBank Group Corp.	73,800	7,193,782
Sugi Holdings Co., Ltd.	50,400	2,224,196
Sysmex Corp.	93,000	5,633,621
		106,116,194

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
NETHERLANDS — 2.2%
ASML Holding NV	49,447	$9,293,594

PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	531,046	7,841,124

SINGAPORE — 2.4%
United Overseas Bank Ltd.	541,389	10,100,913

SPAIN — 2.5%
Industria de Diseno Textil SA	355,128	10,441,320

SWEDEN — 8.0%
Atlas Copco AB, A Shares	311,371	8,376,202
Atlas Copco AB, B Shares	35,100	870,565
Epiroc AB, A Shares*	260,741	2,633,394
Epiroc AB, B Shares*	241,246	2,311,335
Investor AB, B Shares	209,856	9,459,646
Svenska Handelsbanken AB, A Shares	965,636	10,195,184
		33,846,326
SWITZERLAND — 4.7%
Compagnie Financiere Richemont SA	128,101	9,345,394
Schindler Holding AG	46,053	9,555,859
u-blox Holding AG*	14,339	1,089,972
		19,991,225
UNITED KINGDOM — 18.8%
ASOS PLC*	118,198	4,935,874
Auto Trader Group PLC	1,444,445	9,824,286
Burberry Group PLC	244,554	6,232,903
Hargreaves Lansdown PLC	578,326	14,049,803
HomeServe PLC	414,708	5,540,109
Intertek Group PLC	109,873	6,960,413
John Wood Group PLC	732,653	4,842,886
Johnson Matthey PLC	210,603	8,636,684
Jupiter Fund Management PLC	744,837	3,510,900
Rightmove PLC	1,808,253	12,023,674
Weir Group PLC (The)	162,754	3,307,994
		79,865,526
UNITED STATES — 4.7%
Mettler-Toledo International, Inc.*	18,249	13,194,027
Spotify Technology SA*	47,708	6,621,870
		19,815,897
Total Common Stocks (Cost $380,005,903)		406,440,796

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
PREFERRED STOCKS — 1.8%
GERMANY — 1.8%
Sartorius AG 0.39% (cost $6,098,711)	45,220	$7,771,431
TOTAL INVESTMENTS — 97.4% (Cost $386,104,614)		$414,212,227
Other assets less liabilities — 2.6%		11,083,857
NET ASSETS — 100.0%		$425,296,084

*      Non-income producing security.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$22,539,229	$—	$22,539,229
Denmark	—	10,185,674	—	10,185,674

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Finland	$—	$6,490,131	$—	$6,490,131
France	—	9,783,654	—	9,783,654
Germany	8,107,658	22,307,752	—	30,415,410
Hong Kong	—	22,968,640	—	22,968,640
Ireland	—	6,745,939	—	6,745,939
Japan	—	106,116,194	—	106,116,194
Netherlands	—	9,293,594	—	9,293,594
Portugal	—	7,841,124	—	7,841,124
Singapore	—	10,100,913	—	10,100,913
Spain	—	10,441,320	—	10,441,320
Sweden	—	33,846,326	—	33,846,326
Switzerland	—	19,991,225	—	19,991,225
United Kingdom	—	79,865,526	—	79,865,526
United States	19,815,897	—	—	19,815,897
Total Common Stocks	27,923,555	378,517,241	—	406,440,796

Preferred Stocks
Germany	—	7,771,431	—	7,771,431

Total	$27,923,555	$386,288,672	$—	$414,212,227

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 96.0%
ARGENTINA — 1.5%
Banco Macro SA ADR	206,390	$9,444,407
MercadoLibre, Inc.*	61,329	31,138,573
		40,582,980
BRAZIL — 9.4%
B3 SA - Brasil Bolsa Balcao	2,209,600	17,991,252
Banco Bradesco SA ADR	5,341,762	58,278,623
BRF SA ADR*	5,390,259	31,371,307
Kroton Educacional SA	4,946,900	13,241,093
Petroleo Brasileiro SA ADR	1,100,777	15,741,111
Petroleo Brasileiro SA ADR	4,726,089	75,239,337
Vale SA ADR	3,039,400	39,694,564
		251,557,287
CANADA — 0.3%
Valeura Energy, Inc.*	4,672,400	9,055,649

CHILE — 0.6%
Lundin Mining Corp.	3,399,400	15,771,527

CHINA — 29.6%
Alibaba Group Holding Ltd. ADR*	791,326	144,377,429
Brilliance China Automotive Holdings Ltd.	39,852,000	39,586,036
China Merchants Bank Co., Ltd., Class H	14,558,000	70,922,746
China Vanke Co., Ltd., Class H	7,243,500	30,487,184
CNOOC Ltd.	72,094,000	134,288,071
Geely Automobile Holdings Ltd.	6,945,000	13,327,350
Kingsoft Corp. Ltd.	5,682,000	14,487,225
Minth Group Ltd.	3,824,000	12,057,645
Ping An Bank Co., Ltd., Class A	8,362,411	15,940,079
Ping An Insurance Group Co. of China Ltd., Class H	11,779,000	132,610,557
Shenzhou International Group Holdings Ltd.	1,469,000	19,736,333
Tencent Holdings Ltd.	2,559,700	117,714,966
Tencent Music Entertainment Group ADR*	868,563	15,720,990
ZTE Corp., Class H *	9,852,000	29,712,373
		790,968,984
HONG KONG — 0.6%
Haier Electronics Group Co., Ltd.*	5,629,300	16,389,564

INDIA — 12.5%
Ambuja Cements Ltd.	3,108,275	10,558,519
Asian Paints Ltd.	728,157	15,677,834
Housing Development Finance Corp., Ltd.	2,772,342	78,742,655
ICICI Prudential Life Insurance Co., Ltd.	2,150,184	10,869,773
Indraprastha Gas Ltd.	3,085,004	13,587,186

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
INDIA (continued)
Mahindra & Mahindra Ltd.	3,357,487	$32,650,075
Maruti Suzuki India Ltd.	228,692	22,016,058
Reliance Industries Ltd.	4,773,348	93,940,893
Tata Consultancy Services Ltd.	1,436,770	41,525,651
UltraTech Cement Ltd.	220,850	12,752,581
		332,321,225
INDONESIA — 2.1%
Bank Mandiri Persero Tbk PT*	33,411,700	17,532,589
Bank Rakyat Indonesia Persero Tbk PT	134,742,000	39,123,743
		56,656,332
MEXICO — 3.2%
Alfa SAB de CV, Class A	14,784,500	15,675,481
Cemex SAB de CV ADR, Participating Certificates*	4,478,178	20,778,746
Grupo Financiero Banorte SAB de CV, Class O	4,727,100	25,680,900
Wal-Mart de Mexico SAB de CV	8,880,260	23,739,864
		85,874,991
PERU — 0.9%
Credicorp Ltd.	93,708	22,485,235

POLAND — 0.9%
KGHM Polska Miedz SA*	856,540	23,878,181

PORTUGAL — 0.9%
Galp Energia, SGPS, SA	1,563,369	25,051,056

RUSSIA — 7.5%
Magnit PJSC GDR Reg S	1,332,886	18,832,849
MMC Norilsk Nickel PJSC ADR	4,277,234	90,335,182
Sberbank of Russia PJSC ADR	6,916,590	91,821,847
		200,989,878
SOUTH AFRICA — 4.1%
Naspers Ltd., N Shares	466,140	108,630,037

SOUTH KOREA — 9.4%
DB Insurance Co., Ltd.	237,669	14,384,512
Doosan Bobcat, Inc.	508,977	13,868,382
Hyundai Marine & Fire Insurance Co., Ltd.	405,537	13,551,105
LG Chem Ltd.	124,382	40,176,507
NAVER Corp.	99,226	10,859,523
NCSoft Corp.	26,728	11,685,082
Netmarble Corp.*	113,783	12,546,906
Orion Corp.	142,577	12,569,991
Samsung Electronics Co., Ltd.	2,697,592	106,400,936
Samsung Fire & Marine Insurance Co., Ltd.	58,932	15,627,286
		251,670,230

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
TAIWAN — 7.5%
Eclat Textile Co., Ltd.	735,360	$9,915,818
Hon Hai Precision Industry Co., Ltd.	10,799,278	25,809,350
MediaTek, Inc.	2,711,000	24,925,804
Taiwan Semiconductor Manufacturing Co., Ltd.	17,344,310	138,911,603
		199,562,575
THAILAND — 3.2%
Kasikornbank PCL NVDR	6,086,900	36,007,014
Siam Commercial Bank PCL NVDR	11,549,800	48,049,742
		84,056,756
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	9,454,359	14,222,796

UNITED KINGDOM — 1.3%
Premier Oil PLC*	27,942,106	34,156,930

Total Common Stocks (Cost $2,065,230,360)		2,563,882,213
PREFERRED STOCKS — 2.5%
BRAZIL — 1.3%
Banco Bradesco SA 2.74%	3,010,361	32,907,263
SOUTH KOREA — 1.2%
Samsung Electronics Co., Ltd. 2.82%	1,024,311	32,798,632
Total Preferred Stocks (Cost $37,694,625)		65,705,895
TOTAL INVESTMENTS — 98.5% (Cost $2,102,924,985)		$2,629,588,108
Other assets less liabilities — 1.5%		40,885,352
NET ASSETS — 100.0%		$2,670,473,460

*      Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2019, the net value of these securities was $18,832,849 representing 0.7% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$40,582,980	$—	$—	$40,582,980
Brazil	251,557,287	—	—	251,557,287
Canada	9,055,649	—	—	9,055,649
Chile	15,771,527	—	—	15,771,527
China	160,098,419	630,870,565	—	790,968,984
Hong Kong	—	16,389,564	—	16,389,564
India	—	332,321,225	—	332,321,225
Indonesia	—	56,656,332	—	56,656,332
Mexico	85,874,991	—	—	85,874,991
Peru	22,485,235	—	—	22,485,235
Poland	—	23,878,181	—	23,878,181
Portugal	—	25,051,056	—	25,051,056
Russia	90,335,182	110,654,696	—	200,989,878
South Africa	—	108,630,037	—	108,630,037
South Korea	30,011,798	221,658,432	—	251,670,230
Taiwan	—	199,562,575	—	199,562,575
Thailand	—	84,056,756	—	84,056,756
Turkey	—	14,222,796	—	14,222,796
United Kingdom	—	34,156,930	—	34,156,930

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Total Common Stocks	$705,773,068	$1,858,109,145	$—	$2,563,882,213
Preferred Stocks
Brazil	32,907,263	—	—	32,907,263
South Korea	—	32,798,632	—	32,798,632
Total Preferred Stocks	32,907,263	32,798,632	—	65,705,895
Total	$738,680,331	$1,890,907,777	$—	$2,629,588,108

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 1.5%
BHP Group PLC	377,960	$9,119,076
Orica Ltd.	282,539	3,538,856
		12,657,932
BRAZIL — 0.7%
B3 SA - Brasil Bolsa Balcao	738,300	6,011,469

CANADA — 2.1%
Fairfax Financial Holdings Ltd.	16,377	7,585,859
Ritchie Bros. Auctioneers, Inc.	122,429	4,162,586
Shopify, Inc., Class A *	28,035	5,792,592
		17,541,037
CHINA — 8.4%
58.com, Inc. ADR*	88,719	5,827,064
Alibaba Group Holding Ltd. ADR*	147,780	26,962,461
Autohome, Inc. ADR*	56,731	5,963,563
Baidu, Inc. ADR*	41,427	6,829,241
Ctrip.com International Ltd. ADR*	138,364	6,045,123
Meituan Dianping, Class B *	504,000	3,406,517
Ping An Insurance Group Co. of China Ltd., Class H	1,319,000	14,849,590
Tsingtao Brewery Co., Ltd., Class H	440,000	2,075,857
		71,959,416
DENMARK — 1.0%
A P Moller - Maersk A/S, B Shares	3,807	4,826,698
Genmab A/S*	19,790	3,433,915
		8,260,613
FRANCE — 2.5%
Bureau Veritas SA	298,984	7,014,434
Pernod Ricard SA	79,037	14,192,007
		21,206,441
GERMANY — 2.9%
Deutsche Boerse AG	47,355	6,071,869
Infineon Technologies AG	161,389	3,203,977
SAP SE	129,658	14,989,123
		24,264,969
HONG KONG — 2.9%
AIA Group Ltd.	2,029,000	20,289,534
Jardine Matheson Holdings Ltd.	66,600	4,157,813
		24,447,347

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
INDIA — 4.3%
Housing Development Finance Corp., Ltd.	407,401	$11,571,385
ICICI Bank Ltd. ADR	1,376,291	15,772,295
Reliance Industries Ltd. GDR	240,137	9,638,877
		36,982,557
IRELAND — 2.9%
Bank of Ireland Group PLC	939,656	5,607,901
CRH PLC	374,131	11,592,335
Ryanair Holdings PLC ADR*	97,020	7,270,679
		24,470,915
JAPAN — 6.0%
Advantest Corp.	308,000	7,194,123
CyberAgent, Inc.	151,000	6,178,986
MS&AD Insurance Group Holdings, Inc.	348,600	10,621,347
Olympus Corp.	844,000	9,182,066
Persol Holdings Co., Ltd.	181,300	2,944,022
SMC Corp.	19,800	7,463,740
Sumitomo Mitsui Trust Holdings, Inc.	203,600	7,317,203
		50,901,487
MACAU — 0.4%
Sands China Ltd.	728,000	3,663,987

NETHERLANDS — 0.8%
Signify NV	242,516	6,488,240

NORWAY — 1.1%
Schibsted ASA, Class A	224,374	8,819,371
Schibsted ASA, Class B	23,337	836,078
		9,655,449
RUSSIA — 1.1%
Mail.Ru Group Ltd. GDR Reg S*	127,433	3,155,241
Sberbank of Russia PJSC ADR	484,111	6,426,862
		9,582,103
SOUTH AFRICA — 3.9%
MultiChoice Group Ltd.*	139,105	1,163,647
Naspers Ltd., N Shares	139,105	32,417,260
		33,580,907
SWEDEN — 1.3%
Atlas Copco AB, B Shares	260,061	6,450,143
Epiroc AB, B Shares*	477,953	4,579,183
		11,029,326
SWITZERLAND — 1.8%
Compagnie Financiere Richemont SA	93,542	6,824,200

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
SWITZERLAND (continued)
Schindler Holding AG, Participating Certificates	42,309	$8,778,990
		15,603,190
TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	249,147	10,205,061

UNITED KINGDOM — 4.7%
Fiat Chrysler Automobiles NV*	244,439	3,650,883
Hays PLC	1,693,836	3,314,245
Just Eat PLC*	425,967	4,168,280
Prudential PLC	1,443,403	28,933,851
		40,067,259
UNITED STATES — 45.2%
Albemarle Corp.	42,882	3,515,466
Alnylam Pharmaceuticals, Inc.*	48,925	4,572,041
Alphabet, Inc., Class C *	14,909	17,492,879
Amazon.com, Inc.*	16,120	28,705,690
Anthem, Inc.	79,992	22,956,104
Apache Corp.	429,744	14,894,927
Arthur J Gallagher & Co.	122,066	9,533,355
Chegg, Inc.*	95,719	3,648,808
Chipotle Mexican Grill, Inc.*	9,428	6,696,803
EOG Resources, Inc.	81,227	7,731,186
Facebook, Inc., Class A *	61,446	10,242,434
First Republic Bank	70,809	7,113,472
GrubHub, Inc.*	77,253	5,366,766
Howard Hughes Corp. (The)*	30,433	3,347,630
Interactive Brokers Group, Inc., Class A	79,044	4,100,803
Jefferies Financial Group, Inc.	257,421	4,836,941
Kirby Corp.*	137,457	10,324,395
LendingTree, Inc.*	13,919	4,893,364
Markel Corp.*	7,925	7,895,202
MarketAxess Holdings, Inc.	34,643	8,524,949
Martin Marietta Materials, Inc.	49,607	9,979,936
Mastercard, Inc., Class A	81,080	19,090,286
Microsoft Corp.	90,889	10,719,449
Moody’s Corp.	105,690	19,139,402
Myriad Genetics, Inc.*	168,188	5,583,842
Netflix, Inc.*	17,425	6,213,058
Novocure Ltd.*	59,248	2,853,976
NOW, Inc.*	182,476	2,547,365
ResMed, Inc.	84,234	8,757,809

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES (continued)
Royal Caribbean Cruises Ltd.	82,513	$9,457,640
Seattle Genetics, Inc.*	112,318	8,226,170
Service Corp. International	208,828	8,384,444
SiteOne Landscape Supply, Inc.*	48,205	2,754,916
Spotify Technology SA*	25,095	3,483,186
Stericycle, Inc.*	100,650	5,477,373
TD Ameritrade Holding Corp.	130,967	6,547,040
Teradyne, Inc.	125,372	4,994,821
Tesla, Inc.*	21,137	5,915,401
Thermo Fisher Scientific, Inc.	41,417	11,336,661
Verisk Analytics, Inc.	61,256	8,147,048
Visa, Inc., Class A	107,384	16,772,307
Wabtec Corp.	68,985	5,085,574
Waters Corp.*	44,224	11,131,623
Zillow Group, Inc., Class C *	169,118	5,875,159
		384,867,701
Total Common Stocks (Cost $573,896,091)		823,447,406
PREFERRED STOCKS — 1.3%
BRAZIL — 1.3%
Banco Bradesco SA 2.74% (cost $8,119,344)	1,028,710	11,245,173
TOTAL INVESTMENTS — 98.0% (Cost $582,015,435)		$834,692,579
Other assets less liabilities — 2.0%		17,055,146
NET ASSETS — 100.0%		$851,747,725

*	Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2019, the net value of these securities was $3,155,241 representing 0.4% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,657,932	$—	$12,657,932
Brazil	6,011,469	—	—	6,011,469
Canada	17,541,037	—	—	17,541,037
China	51,627,452	20,331,964	—	71,959,416
Denmark	—	8,260,613	—	8,260,613
France	—	21,206,441	—	21,206,441
Germany	—	24,264,969	—	24,264,969
Hong Kong	—	24,447,347	—	24,447,347
India	15,772,295	21,210,262	—	36,982,557
Ireland	7,270,679	17,200,236	—	24,470,915
Japan	—	50,901,487	—	50,901,487
Macau	—	3,663,987	—	3,663,987
Netherlands	6,488,240	—	—	6,488,240
Norway	836,078	8,819,371	—	9,655,449

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Russia	$3,155,241	$6,426,862	$—	$9,582,103
South Africa	1,163,647	32,417,260	—	33,580,907
Sweden	—	11,029,326	—	11,029,326
Switzerland	—	15,603,190	—	15,603,190
Taiwan	10,205,061	—	—	10,205,061
United Kingdom	—	40,067,259	—	40,067,259
United States	384,867,701	—	—	384,867,701
Total Common Stocks	504,938,900	318,508,506	—	823,447,406

Preferred Stocks
Brazil	11,245,173	—	—	11,245,173
Total	$516,184,073	$318,508,506	$—	$834,692,579

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 98.8%
CANADA — 2.0%
Shopify, Inc., Class A *	315	$65,085

CHINA — 6.0%
Alibaba Group Holding Ltd. ADR*	388	70,790
Baidu, Inc. ADR*	125	20,606
JD.com, Inc. ADR*	1,159	34,944
Tencent Holdings Ltd.	1,500	68,982
		195,322
DENMARK — 0.7%
Novozymes A/S, B Shares	517	23,777

FRANCE — 1.7%
Sartorius Stedim Biotech	429	54,359

GERMANY — 2.4%
adidas AG	223	54,239
Zalando SE*	551	21,478
		75,717
HONG KONG — 2.5%
AIA Group Ltd.	4,800	47,999
Hong Kong Exchanges & Clearing Ltd.	900	31,445
		79,444
IRELAND — 1.1%
COSMO Pharmaceuticals NV*	207	17,194
Ryanair Holdings PLC ADR*	258	19,335
		36,529
JAPAN — 12.9%
CyberAgent, Inc.	400	16,368
FANUC Corp.	200	34,203
FANUC Corp. ADR	1,840	31,354
Gree, Inc.	4,800	19,647
Inpex Corp.	4,700	44,711
Kubota Corp.	2,100	30,524
MISUMI Group, Inc.	1,300	32,457
Nintendo Co., Ltd.	100	28,669
SoftBank Group Corp.	1,500	146,215
Sumitomo Mitsui Trust Holdings, Inc.	900	32,345
		416,493
NETHERLANDS — 1.6%
IMCD NV	664	50,661

SPAIN — 0.4%
Industria de Diseno Textil SA	482	14,172

SWEDEN — 1.6%
Atlas Copco AB, B Shares	1,085	26,911

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
SWEDEN (continued)
Svenska Handelsbanken AB, A Shares	2,445	$25,814
		52,725
SWITZERLAND — 1.9%
Compagnie Financiere Richemont SA	364	26,555
Schindler Holding AG, Participating Certificates	174	36,104
		62,659
TAIWAN — 2.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	5,330	25,728
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,456	59,638
		85,366
UNITED KINGDOM — 4.9%
Hargreaves Lansdown PLC	1,800	43,729
Just Group PLC	28,718	22,915
Prudential PLC	1,893	37,946
St James’s Place PLC	2,949	39,520
Ted Baker PLC	647	13,161
		157,271
UNITED STATES — 56.5%
ABIOMED, Inc.*	212	60,545
Alphabet, Inc., Class A *	62	72,967
Amazon.com, Inc.*	96	170,952
American Express Co.	290	31,697
C.H. Robinson Worldwide, Inc.	301	26,184
CarMax, Inc.*	591	41,252
Celgene Corp.*	305	28,774
Chegg, Inc.*	2,077	79,175
Exact Sciences Corp.*	420	36,380
Facebook, Inc., Class A *	436	72,677
Fastenal Co.	563	36,207
First Republic Bank	741	74,441
Fortive Corp.	431	36,157
GrubHub, Inc.*	574	39,876
Illumina, Inc.*	240	74,566
Interactive Brokers Group, Inc., Class A	1,004	52,087
iRobot Corp.*	341	40,132
LendingTree, Inc.*	212	74,531
Markel Corp.*	32	31,880
MarketAxess Holdings, Inc.	435	107,045
Martin Marietta Materials, Inc.	97	19,514
Mastercard, Inc., Class A	187	44,029
Netflix, Inc.*	267	95,201
NVIDIA Corp.	182	32,680

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES (continued)
Pacira Pharmaceuticals, Inc.*	420	$15,985
Redfin Corp.*	1,427	28,925
Spotify Technology SA*	312	43,306
STAAR Surgical Co.*	763	26,087
Tableau Software, Inc., Class A *	489	62,240
TD Ameritrade Holding Corp.	538	26,895
Tesla, Inc.*	147	41,139
TJX Cos., Inc. (The)	538	28,627
Trade Desk, Inc. (The), Class A *	153	30,286
Waters Corp.*	142	35,743
Watsco, Inc.	257	36,805
Wayfair, Inc., Class A *	485	71,998
		1,826,985
TOTAL INVESTMENTS — 98.8% (Cost $2,972,589)		$3,196,565
Other assets less liabilities — 1.2%		39,772
NET ASSETS — 100.0%		$3,236,337

*	Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2019, the net value of these securities was $25,728 representing 0.8% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$65,085	$—	$—	$65,085
China	126,340	68,982	—	195,322
Denmark	—	23,777	—	23,777
France	—	54,359	—	54,359
Germany	21,478	54,239	—	75,717
Hong Kong	—	79,444	—	79,444
Ireland	19,335	17,194	—	36,529
Japan	31,354	385,139	—	416,493
Netherlands	—	50,661	—	50,661
Spain	—	14,172	—	14,172
Sweden	—	52,725	—	52,725
Switzerland	—	62,659	—	62,659
Taiwan	85,366	—	—	85,366
United Kingdom	—	157,271	—	157,271
United States	1,826,985	—	—	1,826,985
Total	$2,175,943	$1,020,622	$—	$3,196,565

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 6.1%
MercadoLibre, Inc.*	8,232	$4,179,633

CHINA — 26.7%
Alibaba Group Holding Ltd. ADR*	30,479	5,560,894
Baidu, Inc. ADR*	12,126	1,998,971
Ctrip.com International Ltd. ADR*	51,791	2,262,749
Meituan Dianping, Class B *	94,100	636,018
NIO, Inc. ADR*	81,594	416,129
Ping An Insurance Group Co. of China Ltd., Class H	160,000	1,801,315
Tencent Holdings Ltd.	122,200	5,619,709
		18,295,785
DENMARK — 1.9%
Genmab A/S*	7,445	1,291,839

FRANCE — 11.8%
Hermes International	3,490	2,304,362
Kering	8,250	4,732,242
L’Oreal SA	3,949	1,063,437
		8,100,041
GERMANY — 7.8%
Delivery Hero SE*	54,758	1,977,888
Rocket Internet SE*	37,421	951,556
Zalando SE*	62,406	2,432,648
		5,362,092
HONG KONG — 1.9%
AIA Group Ltd.	126,800	1,267,971

ITALY — 4.9%
Ferrari NV	25,117	3,374,440

JAPAN — 6.5%
M3, Inc.	114,700	1,930,364
SoftBank Group Corp.	25,500	2,485,656
		4,416,020
NETHERLANDS — 7.9%
ASML Holding NV	28,815	5,415,797

SPAIN — 4.0%
Industria de Diseno Textil SA	93,625	2,752,722

SWEDEN — 2.8%
Atlas Copco AB, B Shares	27,186	674,278
Kinnevik AB, B Shares	47,843	1,240,860
		1,915,138
UNITED KINGDOM — 0.8%
Funding Circle Holdings PLC*	105,740	546,755

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES — 16.4%
Amazon.com, Inc.*	1,745	$3,107,409
Illumina, Inc.*	9,790	3,041,655
NVIDIA Corp.	3,928	705,312
Spotify Technology SA*	18,529	2,571,825
Tesla, Inc.*	6,287	1,759,480
		11,185,681
TOTAL INVESTMENTS — 99.5% (Cost $69,988,775)		$68,103,914
Other assets less liabilities — 0.5%		362,336
NET ASSETS — 100.0%		$68,466,250

*	Non-income producing security.

ADR	-	American Depositary Receipt.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$4,179,633	$—	$—	$4,179,633
China	10,238,743	8,057,042	—	18,295,785
Denmark	—	1,291,839	—	1,291,839
France	—	8,100,041	—	8,100,041
Germany	4,410,536	951,556	—	5,362,092
Hong Kong	—	1,267,971	—	1,267,971
Italy	—	3,374,440	—	3,374,440
Japan	—	4,416,020	—	4,416,020
Netherlands	—	5,415,797	—	5,415,797
Spain	—	2,752,722	—	2,752,722
Sweden	—	1,915,138	—	1,915,138
United Kingdom	546,755	—	—	546,755
United States	11,185,681	—	—	11,185,681
Total	$30,561,348	$37,542,566	$—	$68,103,914

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

International Equity Fund

	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 3.4%
MercadoLibre, Inc.*	136,475	$69,292,452

AUSTRALIA — 4.5%
Cochlear Ltd.	148,782	18,345,194
CSL Ltd.	145,826	20,233,729
Rio Tinto PLC	937,928	54,515,542
		93,094,465
BRAZIL — 0.6%
Kroton Educacional SA	4,285,500	11,470,760

CANADA — 4.3%
Constellation Software, Inc.	46,112	39,077,966
Fairfax Financial Holdings Ltd.	78,739	36,472,063
Ritchie Bros. Auctioneers, Inc.	398,010	13,532,340
		89,082,369
CHINA — 4.6%
Alibaba Group Holding Ltd. ADR*	241,834	44,122,613
Tencent Holdings Ltd.	788,800	36,275,175
Tencent Music Entertainment Group ADR*	739,746	13,389,403
		93,787,191
DENMARK — 2.5%
DSV A/S	407,372	33,710,964
Novozymes A/S, B Shares	381,069	17,525,667
		51,236,631
FINLAND — 2.2%
Kone Oyj, B Shares	587,659	29,681,733
Sampo Oyj, A Shares	349,364	15,834,241
		45,515,974
FRANCE — 4.8%
Danone SA	254,888	19,626,713
Edenred	921,239	41,953,920
EssilorLuxottica SA	125,115	13,667,613
Legrand SA	341,751	22,880,345
		98,128,591
GERMANY — 8.2%
Continental AG	71,149	10,733,510
Deutsche Boerse AG	354,167	45,411,376
MTU Aero Engines AG	109,079	24,724,081
SAP SE	493,460	57,046,480
Scout24 AG	590,034	30,552,094
		168,467,541
HONG KONG — 4.5%
AIA Group Ltd.	5,634,200	56,340,706

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
HONG KONG (continued)
Hong Kong Exchanges & Clearing Ltd.	1,010,600	$35,308,876
		91,649,582
INDIA — 1.6%
Housing Development Finance Corp., Ltd.	1,191,580	33,844,372

IRELAND — 4.2%
CRH PLC	798,484	24,740,784
Kingspan Group PLC	625,229	28,971,293
Ryanair Holdings PLC ADR*	434,355	32,550,564
		86,262,641
JAPAN — 11.4%
Denso Corp.	445,000	17,385,815
FANUC Corp.	116,400	19,905,991
Japan Exchange Group, Inc.	2,020,000	36,054,885
Nidec Corp.	248,100	31,591,792
Shimano, Inc.	191,600	31,195,729
SMC Corp.	83,700	31,551,264
Sony Corp.	434,600	18,349,340
Sumitomo Mitsui Trust Holdings, Inc.	603,900	21,703,630
Toyota Tsusho Corp.	780,000	25,485,643
		233,224,089
NETHERLANDS — 3.1%
ASML Holding NV	94,818	17,821,101
Heineken Holding NV	315,543	31,661,227
IMCD NV	191,314	14,596,664
		64,078,992
PANAMA — 1.0%
Copa Holdings SA, Class A	260,458	20,995,519

PERU — 1.3%
Credicorp Ltd.	110,233	26,450,408

RUSSIA — 0.6%
Magnit PJSC GDR Reg S	918,027	12,971,150

SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,600,472	29,860,653

SOUTH AFRICA — 2.6%
Discovery Ltd.	1,853,452	17,624,929
Naspers Ltd., N Shares	149,423	34,821,783
		52,446,712
SOUTH KOREA — 2.9%
NAVER Corp.	137,738	15,074,366
Samsung Electronics Co., Ltd.	1,129,505	44,550,988
		59,625,354

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
SPAIN — 2.9%
Bankinter SA	2,777,306	$21,167,981
Grifols SA	500,467	14,033,181
Industria de Diseno Textil SA	845,399	24,856,057
		60,057,219
SWEDEN — 2.5%
Atlas Copco AB, B Shares	1,244,936	30,877,429
Epiroc AB, B Shares*	2,225,438	21,321,525
		52,198,954
SWITZERLAND — 5.1%
Compagnie Financiere Richemont SA	294,165	21,460,315
Credit Suisse Group AG*	1,581,984	18,440,271
Nestle SA	454,423	43,329,420
SGS SA	8,304	20,682,754
		103,912,760
TAIWAN — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,777,000	70,295,511

UNITED KINGDOM — 11.8%
ASOS PLC*	486,046	20,296,975
boohoo Group PLC*	7,205,526	17,749,452
Burberry Group PLC	789,028	20,109,812
Experian PLC	1,207,374	32,678,194
Hargreaves Lansdown PLC	1,216,152	29,545,095
Howden Joinery Group PLC	2,126,101	13,450,550
Just Eat PLC*	3,219,227	31,501,590
Prudential PLC	1,598,926	32,051,400
St James’s Place PLC	1,136,645	15,232,447
Unilever NV CVA	522,078	30,438,034
		243,053,549
UNITED STATES — 1.7%
PriceSmart, Inc.	134,778	7,935,728
Spotify Technology SA*	187,161	25,977,947
		33,913,675
Total Common Stocks (Cost $1,407,842,978)		1,994,917,114
PREFERRED STOCKS — 1.1%
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR 7.30%	1,931,157	17,013,493

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
SPAIN — 0.3%
Grifols SA, B Shares 2.38%	271,674	$5,449,373
Total Preferred Stocks (Cost $21,551,086)		22,462,866
TOTAL INVESTMENTS — 98.3% (Cost $1,429,394,064)		$2,017,379,980
Other assets less liabilities — 1.7%		34,530,125
NET ASSETS — 100.0%		$2,051,910,105

*	Non-income producing security.

ADR	-	American Depositary Receipt.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2019, the net value of these securities was $12,971,150 representing 0.6% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$69,292,452	$—	$—	$69,292,452
Australia	—	93,094,465	—	93,094,465
Brazil	11,470,760	—	—	11,470,760
Canada	89,082,369	—	—	89,082,369
China	57,512,016	36,275,175	—	93,787,191
Denmark	—	51,236,631	—	51,236,631
Finland	—	45,515,974	—	45,515,974
France	—	98,128,591	—	98,128,591
Germany	30,552,094	137,915,447	—	168,467,541
Hong Kong	—	91,649,582	—	91,649,582
India	—	33,844,372	—	33,844,372
Ireland	32,550,564	53,712,077	—	86,262,641
Japan	—	233,224,089	—	233,224,089
Netherlands	—	64,078,992	—	64,078,992
Panama	20,995,519	—	—	20,995,519
Peru	26,450,408	—	—	26,450,408
Russia	—	12,971,150	—	12,971,150
Singapore	—	29,860,653	—	29,860,653
South Africa	—	52,446,712	—	52,446,712
South Korea	—	59,625,354	—	59,625,354

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Spain	$—	$60,057,219	$—	$60,057,219
Sweden	—	52,198,954	—	52,198,954
Switzerland	—	103,912,760	—	103,912,760
Taiwan	—	70,295,511	—	70,295,511
United Kingdom	—	243,053,549	—	243,053,549
United States	33,913,675	—	—	33,913,675
Total Common Stocks	371,819,857	1,623,097,257	—	1,994,917,114

Preferred Stocks
Brazil	17,013,493	—	—	17,013,493
Spain	—	5,449,373	—	5,449,373
Total Preferred Stocks	17,013,493	5,449,373	—	22,462,866

Total	$388,833,350	$1,628,546,630	$—	$2,017,379,980

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 1.0%
IRESS Ltd.	1,257	$11,679

BELGIUM — 1.0%
Biocartis NV*	862	11,032

CANADA — 1.6%
Kinaxis, Inc.*	300	17,504

CHINA — 3.5%
Li Ning Co., Ltd.*	25,000	39,306

DENMARK — 1.1%
ALK-Abello A/S*	72	11,924

FRANCE — 0.8%
Cellectis SA*	506	9,161

GERMANY — 9.5%
Hypoport AG*	119	23,967
Isra Vision AG	614	22,974
RIB Software SE	901	14,889
XING SE	80	27,685
zooplus AG*	151	17,209
		106,724
IRELAND — 0.5%
Keywords Studios PLC	378	5,702

ISRAEL — 0.5%
Maytronics Ltd.	902	5,837

ITALY — 4.1%
Brunello Cucinelli SpA	635	21,863
Reply SpA	383	24,679
		46,542
JAPAN — 34.2%
Anicom Holdings, Inc.	200	5,424
Bengo4.com, Inc.*	700	27,843
COLOPL, Inc.	1,500	9,324
Daikyonishikawa Corp.	1,000	9,209
eGuarantee, Inc.	900	8,992
HEALIOS KK*	700	10,902
Ichiyoshi Securities Co., Ltd.	1,700	11,939
Infomart Corp.	2,000	24,454
Iriso Electronics Co., Ltd.	300	13,772
Istyle, Inc.	2,600	21,629
Katitas Co., Ltd.	900	30,989
KH Neochem Co., Ltd.	500	12,101
Link And Motivation, Inc.	1,900	13,804
Locondo, Inc.*	700	9,033

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
JAPAN (continued)
Megachips Corp.	700	$10,776
Noritsu Koki Co., Ltd.	800	17,868
Open Door, Inc.*	500	15,232
Optex Group Co., Ltd.	700	11,187
Outsourcing, Inc.	2,800	34,764
Raksul, Inc.*	800	33,292
Sato Holdings Corp.	500	11,751
Tsugami Corp.	1,400	10,831
Uzabase, Inc.*	400	10,946
Yume No Machi Souzou Iinkai Co., Ltd.	1,300	18,734
		384,796
NORWAY — 0.9%
XXL ASA	2,966	9,802

SOUTH KOREA — 6.1%
Cafe24 Corp.*	217	20,718
Douzone Bizon Co. Ltd.	423	17,418
Genexine Co., Ltd.*	100	7,500
Koh Young Technology, Inc.	308	23,240
		68,876
SWEDEN — 5.9%
AddTech AB, Class B	1,100	22,859
Avanza Bank Holding AB	636	27,326
HMS Networks AB	902	15,676
		65,861
SWITZERLAND — 3.5%
Bossard Holding AG	163	25,077
Fenix Outdoor International AG	51	5,271
Sensirion Holding AG*	219	8,941
		39,289
TAIWAN — 8.0%
Airtac International Group	2,000	26,007
ASPEED Technology, Inc.	1,000	22,902
Chroma ATE, Inc.	3,000	14,317
Global Unichip Corp.	2,000	13,397
TCI Co. Ltd.	1,000	13,737
		90,360
UNITED KINGDOM — 16.6%
AO World PLC*	5,270	6,754
Clinigen Group PLC	1,868	22,580
Creo Medical Group PLC*	1,947	4,882
Dialog Semiconductor PLC*	880	26,838
dotdigital group PLC	2,785	3,428

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED KINGDOM (continued)
Draper Esprit PLC*	1,506	$10,004
FDM Group Holdings PLC	1,771	20,737
First Derivatives PLC	720	25,226
Horizon Discovery Group PLC*	3,928	7,605
Hotel Chocolat Group Ltd.	1,694	7,391
LoopUp Group PLC*	2,106	9,737
Majestic Wine PLC	2,566	7,453
Team17 Group PLC*	1,335	3,999
Ted Baker PLC	889	18,083
Victoria PLC*	1,904	10,713
Xaar PLC	1,228	1,692
		187,122
TOTAL INVESTMENTS — 98.8% (Cost $978,980)		$1,111,517
Other assets less liabilities — 1.2%		13,304
NET ASSETS — 100.0%		$1,124,821

*      Non-income producing security.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$11,679	$—	$11,679
Belgium	—	11,032	—	11,032
Canada	17,504	—	—	17,504
China	—	39,306	—	39,306
Denmark	—	11,924	—	11,924
France	—	9,161	—	9,161
Germany	44,894	61,830	—	106,724
Ireland	—	5,702	—	5,702
Israel	—	5,837	—	5,837
Italy	—	46,542	—	46,542
Japan	—	384,796	—	384,796
Norway	—	9,802	—	9,802
South Korea	—	68,876	—	68,876
Sweden	—	65,861	—	65,861
Switzerland	—	39,289	—	39,289
Taiwan	—	90,360	—	90,360
United Kingdom	112,016	75,106	—	187,122
Total	$174,414	$937,103	$—	$1,111,517

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.3%
CANADA — 1.2%
Shopify, Inc., Class A *	14,125	$2,918,508

CHINA — 25.8%
Alibaba Group Holding Ltd. ADR*	99,706	18,191,360
Baidu, Inc. ADR*	37,836	6,237,264
Ctrip.com International Ltd. ADR*	131,536	5,746,808
Meituan Dianping, Class B *	765,300	5,172,634
NetEase, Inc. ADR	15,436	3,727,022
NIO, Inc. ADR*	342,991	1,749,254
TAL Education Group ADR*	141,138	5,092,259
Tencent Holdings Ltd.	413,800	19,029,751
		64,946,352
FRANCE — 7.7%
Hermes International	6,988	4,614,006
Kering	20,714	11,881,656
L’Oreal SA	10,596	2,853,425
		19,349,087
GERMANY — 1.9%
Delivery Hero SE*	82,971	2,996,956
Rocket Internet SE*	66,557	1,692,438
		4,689,394
HONG KONG — 1.7%
AIA Group Ltd.	422,600	4,225,903

NETHERLANDS — 2.6%
ASML Holding NV	34,434	6,471,891

SPAIN — 2.2%
Industria de Diseno Textil SA	192,284	5,653,451

UNITED STATES — 55.2%
Alphabet, Inc., Class C *	7,941	9,317,255
Amazon.com, Inc.*	11,944	21,269,278
Atlassian Corp. PLC, Class A *	54,484	6,123,457
Bluebird Bio, Inc.*	24,716	3,888,568
DexCom, Inc.*	31,875	3,796,313
Facebook, Inc., Class A *	69,491	11,583,455
Illumina, Inc.*	62,254	19,341,695
Intuitive Surgical, Inc.*	14,004	7,990,402
Ionis Pharmaceuticals, Inc.*	63,212	5,130,918
Netflix, Inc.*	31,939	11,388,170
NVIDIA Corp.	49,471	8,883,013
salesforce.com, Inc.*	38,731	6,133,828
Spotify Technology SA*	43,346	6,016,425
Tesla, Inc.*	42,806	11,979,687

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES (continued)
Workday, Inc., Class A *	31,320	$6,040,062
		138,882,526
TOTAL INVESTMENTS — 98.3% (Cost $178,347,263)		$247,137,112
Other assets less liabilities — 1.7%		4,253,633
NET ASSETS — 100.0%		$251,390,745

*      Non-income producing security.

ADR   -   American Depositary Receipt.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$2,918,508	$—	$—	$2,918,508
China	40,743,967	24,202,385	—	64,946,352
France	—	19,349,087	—	19,349,087

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Germany	$2,996,956	$1,692,438	$—	$4,689,394
Hong Kong	—	4,225,903	—	4,225,903
Netherlands	—	6,471,891	—	6,471,891
Spain	—	5,653,451	—	5,653,451
United States	138,882,526	—	—	138,882,526
Total	$185,541,957	$61,595,155	$—	$247,137,112

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

Positive Change Equity Fund

	Shares	Value
COMMON STOCKS — 99.2%
BELGIUM — 4.5%
Umicore SA	14,013	$623,686

BRAZIL — 0.7%
Kroton Educacional SA	38,100	101,980

CHINA — 4.2%
Tencent Holdings Ltd.	12,700	584,045

DENMARK — 12.0%
Chr. Hansen Holding A/S	7,485	759,758
Novozymes A/S, B Shares	12,238	562,835
Orsted A/S	4,530	343,320
		1,665,913
INDONESIA — 4.5%
Bank Rakyat Indonesia Persero Tbk PT	2,148,100	623,723

IRELAND — 4.2%
Kingspan Group PLC	12,576	582,735

JAPAN — 9.9%
euglena Co., Ltd.*	14,400	89,555
M3, Inc.	34,900	587,356
Pigeon Corp.	7,700	315,921
Sysmex Corp.	6,200	375,575
		1,368,407
KENYA — 0.6%
Safaricom PLC	282,800	77,293

NETHERLANDS — 6.2%
ASML Holding NV	3,567	670,420
Signify NV	6,835	182,863
		853,283
SOUTH AFRICA — 2.4%
Discovery Ltd.	34,985	332,681

SWEDEN — 3.5%
Nibe Industrier AB B Shares	37,665	482,803

TAIWAN — 5.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,422	754,565

UNITED KINGDOM — 0.4%
FDM Group Holdings PLC	4,978	58,288

UNITED STATES — 40.7%
ABIOMED, Inc.*	2,177	621,729
Alnylam Pharmaceuticals, Inc.*	4,377	409,031
Alphabet, Inc., Class A *	489	575,499
DexCom, Inc.*	5,051	601,574
Ecolab, Inc.	2,435	429,875
Glaukos Corp.*	6,632	519,750

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES (continued)
Illumina, Inc.*	3,218	$999,800
Moderna, Inc.*	9,397	191,229
Tesla, Inc.*	2,611	730,715
Xylem, Inc.	7,194	568,614
		5,647,816
TOTAL INVESTMENTS — 99.2% (Cost $14,010,758)		$13,757,218
Other assets less liabilities — 0.8%		110,155
NET ASSETS — 100.0%		$13,867,373

*	Non-income producing security.

ADR	-	American Depositary Receipt.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$623,686	$—	$623,686
Brazil	101,980	—	—	101,980

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
China	$—	$584,045	$—	$584,045
Denmark	343,320	1,322,593	—	1,665,913
Indonesia	—	623,723	—	623,723
Ireland	—	582,735	—	582,735
Japan	—	1,368,407	—	1,368,407
Kenya	77,293	—	—	77,293
Netherlands	182,863	670,420	—	853,283
South Africa	—	332,681	—	332,681
Sweden	—	482,803	—	482,803
Taiwan	754,565	—	—	754,565
United Kingdom	58,288	—	—	58,288
United States	5,647,816	—	—	5,647,816

Total	$7,166,125	$6,591,093	$—	$13,757,218

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.8%
CANADA — 2.9%
Shopify, Inc., Class A *	2,209	$456,424

UNITED STATES — 95.9%
2U, Inc.*	3,128	221,619
ABIOMED, Inc.*	1,956	558,614
Activision Blizzard, Inc.	2,381	108,407
Agios Pharmaceuticals, Inc.*	1,872	126,248
Alnylam Pharmaceuticals, Inc.*	2,433	227,364
Alphabet, Inc., Class C *	585	686,386
Amazon.com, Inc.*	975	1,736,231
Chegg, Inc.*	6,318	240,842
CoStar Group, Inc.*	637	297,110
Denali Therapeutics, Inc.*	7,106	165,001
Eventbrite, Inc., Class A *	3,454	66,213
Facebook, Inc., Class A *	3,417	569,580
First Republic Bank	4,766	478,792
Fortive Corp.	2,745	230,278
Glaukos Corp.*	3,411	267,320
GrubHub, Inc.*	7,453	517,760
HEICO Corp., Class A	2,146	180,393
Illumina, Inc.*	2,164	672,333
Interactive Brokers Group, Inc., Class A	4,103	212,864
Lyft, Inc., Class A *	1,511	118,296
Markel Corp.*	137	136,485
MarketAxess Holdings, Inc.	3,030	745,622
Mastercard, Inc., Class A	2,428	571,673
Moderna, Inc.*	4,938	100,488
Netflix, Inc.*	2,378	847,900
New Relic, Inc.*	2,175	214,673
Novocure Ltd.*	6,508	313,490
NOW, Inc.*	9,578	133,709
NVIDIA Corp.	861	154,601
Penumbra, Inc.*	1,568	230,512
Redfin Corp.*	9,286	188,227
Roku, Inc.*	3,986	257,137
Stitch Fix, Inc., Class A *	7,602	214,604
Tableau Software, Inc., Class A *	2,731	347,602
Tesla, Inc.*	2,673	748,066
Trade Desk, Inc. (The), Class A *	2,644	523,380
Vertex Pharmaceuticals, Inc.*	791	145,504
Wabtec Corp.	2,161	159,309
Watsco, Inc.	2,007	287,422

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
UNITED STATES (continued)
Wayfair, Inc., Class A *	5,853	$868,878
Yext, Inc.*	7,964	174,093
		15,045,026
TOTAL INVESTMENTS — 98.8% (Cost $14,342,438)		$15,501,450
Other assets less liabilities — 1.2%		181,728
NET ASSETS — 100.0%		$15,683,178

*                 Non-income producing security.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$456,424	$—	$—	$456,424

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$15,045,026	$—	$—	$15,045,026
Total	$15,501,450	$—	$—	$15,501,450

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Portfolio of Investments

March 31, 2019 (unaudited)

International Choice Fund

	Shares	Value
COMMON STOCKS — 96.4%
AUSTRALIA — 4.1%
Cochlear Ltd.	67,395	$8,309,973
SEEK Ltd.	323,822	4,039,730
Treasury Wine Estates Ltd.	428,316	4,546,667
		16,896,370
BRAZIL — 1.1%
Raia Drogasil SA	277,100	4,602,351

CANADA — 2.7%
Fairfax Financial Holdings Ltd.	8,510	3,941,849
Shopify, Inc., Class A *	33,991	7,023,221
		10,965,070
CHINA — 7.7%
Alibaba Group Holding Ltd. ADR*	63,432	11,573,168
Baidu, Inc. ADR*	30,228	4,983,086
Ctrip.com International Ltd. ADR*	106,471	4,651,718
JD.com, Inc. ADR*	164,072	4,946,771
Tsingtao Brewery Co., Ltd., Class H	1,172,057	5,529,597
		31,684,340
DENMARK — 1.8%
Novozymes A/S, B Shares	163,387	7,514,298

FINLAND — 1.2%
Kone Oyj, B Shares	95,515	4,824,313

FRANCE — 1.4%
Legrand SA	85,122	5,698,947

GERMANY — 5.6%
adidas AG	33,221	8,080,095
Bechtle AG	37,035	3,436,091
Infineon Technologies AG	261,912	5,199,611
Zalando SE*	166,163	6,477,199
		23,192,996
HONG KONG — 3.7%
AIA Group Ltd.	898,400	8,983,794
Jardine Matheson Holdings Ltd.	55,100	3,439,873
Jardine Strategic Holdings Ltd.	73,000	2,738,218
		15,161,885
INDIA — 5.2%
Asian Paints Ltd.	332,564	7,160,383
Housing Development Finance Corp., Ltd.	185,739	5,275,533
Mahindra & Mahindra Ltd. GDR	408,074	4,039,933
MakeMyTrip Ltd.*	75,532	2,084,683

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
INDIA (continued)
United Spirits Ltd.*	354,908	$2,835,021
		21,395,553
IRELAND — 1.0%
Kingspan Group PLC	91,210	4,226,406

JAPAN — 17.9%
Denso Corp.	72,400	2,828,613
Kakaku.com, Inc.	218,200	4,203,661
Kao Corp.	59,900	4,727,707
Keyence Corp.	7,500	4,688,963
MS&AD Insurance Group Holdings, Inc.	254,600	7,757,300
Murata Manufacturing Co., Ltd.	66,900	3,348,010
Nidec Corp.	28,200	3,590,845
Olympus Corp.	506,400	5,509,239
Pigeon Corp.	104,000	4,266,992
Shimano, Inc.	34,700	5,649,748
Shiseido Co., Ltd.	132,600	9,600,883
SMC Corp.	18,000	6,785,218
SoftBank Group Corp.	47,300	4,610,649
Sugi Holdings Co., Ltd.	42,700	1,884,388
Sysmex Corp.	68,400	4,143,437
		73,595,653
MALAYSIA — 1.0%
Public Bank Bhd	723,500	4,107,611

MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	955,800	2,555,169

NETHERLANDS — 1.5%
ASML Holding NV	33,339	6,266,085

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	336,769	4,972,540

SINGAPORE — 1.8%
United Overseas Bank Ltd.	405,999	7,574,887

SOUTH AFRICA — 4.2%
Clicks Group Ltd.	437,442	5,584,766
Naspers Ltd., N Shares	50,687	11,812,182
		17,396,948
SOUTH KOREA — 2.0%
NAVER Corp.	18,570	2,032,344
Samsung Fire & Marine Insurance Co., Ltd.	22,678	6,013,636
		8,045,980
SPAIN — 1.9%
Industria de Diseno Textil SA	258,109	7,588,810

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
SWEDEN — 5.3%
Atlas Copco AB, A Shares	4,093	$110,106
Atlas Copco AB, B Shares	252,105	6,252,815
Epiroc AB, B Shares*	444,863	4,262,153
Investor AB, B Shares	129,035	5,816,491
Svenska Handelsbanken AB, A Shares	485,893	5,130,057
		21,571,622
SWITZERLAND — 3.3%
Compagnie Financiere Richemont SA	89,099	6,500,068
Schindler Holding AG, Participating Certificates	29,305	6,080,699
u-blox Holding AG*	10,826	822,933
		13,403,700
TAIWAN — 3.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	514,371	2,482,869
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	253,765	10,394,214
		12,877,083
THAILAND — 0.6%
Thai Beverage PCL	3,912,700	2,441,767

UNITED KINGDOM — 13.5%
ASOS PLC*	58,839	2,457,080
Auto Trader Group PLC	1,042,439	7,090,072
Burberry Group PLC	177,141	4,514,760
Hargreaves Lansdown PLC	421,493	10,239,715
HomeServe PLC	282,551	3,774,616
Intertek Group PLC	79,054	5,008,041
John Wood Group PLC	473,186	3,127,792
Johnson Matthey PLC	124,267	5,096,104
Jupiter Fund Management PLC	605,870	2,855,858
Rightmove PLC	1,250,133	8,312,549
Weir Group PLC (The)	156,231	3,175,413
		55,652,000
UNITED STATES — 3.0%
Mettler-Toledo International, Inc.*	10,366	7,494,618
Spotify Technology SA*	34,846	4,836,625
		12,331,243
Total Common Stocks (Cost $310,391,931)		396,543,627

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

	Shares	Value
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.39% (cost $5,106,173)	41,686	$7,164,084
TOTAL INVESTMENTS — 98.1% (Cost $315,498,104)		$403,707,711
Other assets less liabilities — 1.9%		7,855,473
NET ASSETS — 100.0%		$411,563,184

*                 Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2019, the net value of these securities was $2,482,869 representing 0.6% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$16,896,370	$—	$16,896,370
Brazil	4,602,351	—	—	4,602,351
Canada	10,965,070	—	—	10,965,070
China	26,154,743	5,529,597	—	31,684,340
Denmark	—	7,514,298	—	7,514,298
Finland	—	4,824,313	—	4,824,313
France	—	5,698,947	—	5,698,947
Germany	6,477,199	16,715,797	—	23,192,996
Hong Kong	—	15,161,885	—	15,161,885
India	6,124,616	15,270,937	—	21,395,553
Ireland	—	4,226,406	—	4,226,406
Japan	—	73,595,653	—	73,595,653
Malaysia	—	4,107,611	—	4,107,611
Mexico	2,555,169	—	—	2,555,169
Netherlands	—	6,266,085	—	6,266,085
Portugal	—	4,972,540	—	4,972,540
Singapore	—	7,574,887	—	7,574,887
South Africa	5,584,766	11,812,182	—	17,396,948
South Korea	6,013,636	2,032,344	—	8,045,980

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Spain	$—	$7,588,810	$—	$7,588,810
Sweden	—	21,571,622	—	21,571,622
Switzerland	—	13,403,700	—	13,403,700
Taiwan	12,877,083	—	—	12,877,083
Thailand	—	2,441,767	—	2,441,767
United Kingdom	—	55,652,000	—	55,652,000
United States	12,331,243	—	—	12,331,243
Total Common Stocks	93,685,876	302,857,751	—	396,543,627

Preferred Stocks
Germany	—	7,164,084	—	7,164,084
Total	$93,685,876	$310,021,835	$—	$403,707,711

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.

Fair Value Measurement (unaudited)

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund’s use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

It is each Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

These transfers may result from using third-party vendor modeling tools to reflect any significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets.  With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds’ third party pricing vendor. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at March 31, 2019 is disclosed at the end of each Fund’s Portfolio of Investments.

See previously submitted notes to the financial statements for the annual period ended December 31, 2018.